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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(F) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended JUNE 30, 2002.

                (PLEASE READ INSTRUCTIONS BEFORE PREPARING FORM.)


Check here if Amendment [_]; Amendment Number: ___

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

     Berkowitz Capital & Company, LLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager


     40 Fulton Street, 24th Floor, New York, New York  10038
--------------------------------------------------------------------------------
Business            (Street)            (City)         (State)        (Zip)


     Jeffrey L. Berkowitz     (212) 587-2900
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


                                    ATTENTION

--------------------------------------------------------------------------------

  INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL
                                  VIOLATIONS.
                     SEE 18 U.S.C. 1001 AND 15 U.S. 78FF(A).

         The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of NEW YORK and State of NEW YORK on the 31ST day of JULY, 2002.


     Berkowitz Capital & Company, LLC
-------------------------------------------
(Name of Institutional Investment Manager)


     /s/ Jeffrey L. Berkowitz
-------------------------------------------
     Jeffrey L. Berkowitz
(Manual Signature of Person Duly Authorized
to Submit This Report)

SUMMARY PAGE

Number of other included managers: None
Form 13F-HR Table Entry Total: 38
Form 13F-HR Information Table Value Total: $22,493,149.99

ACCOUNT HOLDINGS

                                                                                     MARKET        VOTING
DATE                   QUANTITY   CUSIP        SECURITY                              VALUE         AUTHORITY
------------           --------   -----        ------------------------------        --------      ---------

LONG COMMON STOCK
------------------
05-24-02            1600000      228255105     CROWN CORK & SEAL CO INC                10960000    Sole
11-09-99             366400      88368Q103     THE STREET.COM INC                        835392    Sole
10-30-95             170000      902673102     UFP TECHNOLOGIES INC                      204000    Sole
06-26-02              50000      42822Q100     HEWITT ASSOCIATES INC                    1165000    Sole
05-19-00              63600      88368Q103     THE STREET.COM INC                        145008    Sole
                                                                                      --------
                                                                                      13309400

LONG PUTS
---------
06-17-02               1750          AIGTN     PUT  AMER INTL GP AUG 070                 700000    Sole
06-27-02               1750          DCXSJ     PUT  DAIMLERCHRYS JUL 050                 516250    Sole
06-28-02                750          FDXSK     PUT  FEDEX CORP   JUL 055                 204375    Sole
06-24-02               2500           GESF     PUT  GENERAL ELEC JUL 030                 431250    Sole
06-27-02               1500           GMSK     PUT  GENERAL MTRS JUL 055                 502500    Sole
06-24-02               1750          MSQSK     PUT  MICROSOFT CP JUL 055                 490000    Sole
06-26-02               1500          BSQTD     PUT  TMP WORLDWID AUG 020 PSE             285000    Sole
06-24-02               1250          VIVSD     PUT  VERITAS SOFT JUL 020                 234375    Sole
06-25-02               2000          WMTSK     PUT  WAL-MART STR JUL 055                 310000    Sole
06-26-02               1500          AIGSM     PUT AMERICAN INTERNATIONAL JUL 65         153750    Sole
06-25-02                750          BLLTI     PUT BALL CORP AUG 45                      330000    Sole
06-25-02               2000            CTU     PUT CITIGROUP INC AUG 37.5                315000    Sole
06-25-02               2250          COHSJ     PUT COACH INC JUL 50                      320625    Sole
06-13-02                500          CUMSG     PUT CUMMINS ENGINE CO INC JUL 35          135000    Sole
06-26-02               1750           GSSN     PUT GOLDMAN SACHS GROUP INC JUL 70        223125    Sole
06-20-02               1750          LENSL     PUT LENNAR CORP JUL 60                    389375    Sole
06-24-02               1500          TSGSG     PUT SABRE HOLDINGS CORP CL A JUL 35       206250    Sole
06-19-02                500          YUXSF     PUT YELLOW CORP JULY 30                    33750    Sole
                                                                                      --------
                                                                                       5780625

LONG CALLS
----------
06-20-02                750          AAPGL     CALL ADVANCED AUTO PARTS INC JUL 60        43125    Sole
05-29-02               2500          BMYGF     CALL BRISTOL SQB  JUL 30                   50000    Sole
06-07-02               2000          CCUGJ     CALL CLEAR CHANNE JUL 050                  10000    Sole
06-27-02               1000          CCUGF     CALL CLEAR CHANNEL COMMUNICATIONS JUL    3390000    Sole
06-12-02               2250          CCUGI     CALL CLEAR CHANNEL COMMUNICATIONS JUL    4533750    Sole
06-21-02               1750          EQFGF     CALL CONCORD EFS INC JUL 30               240625    Sole
05-22-02              20000          CCKGU     CALL CROWN CORK JUL 7.50PBW              1250000    Sole
06-17-02                500          QLFGU     CALL GEMSTAR TV GUIDE INTL INC JUL 7.5      6250    Sole
06-21-02               2500          JNJGK     CALL JOHNSON&JOHN JUL 055                 118750    Sole
06-06-02                750          LINGF     CALL LINENS N THINGS INC JUL 30           234375    Sole
06-05-02              10000           LUGA     CALL LUCENT TECHNOLOGIES INC JUL 5         50000    Sole
06-19-02               1750          EJQGG     CALL ROADWAY EXPRESS INC-DEL JUL 35       385000    Sole
06-13-02               1500          SAHGF     CALL SONIC AUTOMOTIVE INC-CL A JUL 30      41250    Sole
06-28-02               5000          SUQGA     CALL SUN MICROSYS JUL 005              199999.99    Sole
06-19-02               1000          SDUGD     CALL SWIFT TRANSPORTATION CO INC JUL    20350000    Sole
                                                                                      --------
                                                                                    3403124.99